Discontinued operations - Assets and Liabilities (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Sep. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Property, plant and equipment	₺ 104,625,744		₺ 96,228,806	₺ 103,222,731
Right-of-use assets	10,173,872		8,859,214	11,628,706
Intangible assets	81,872,362		84,478,038	₺ 88,791,120
Deferred tax assets	2,537,878		1,629,674
Other non current asset	7,217,678		6,396,589
Cash and cash equivalents	68,934,333		72,158,656
Other current assets	6,106,995		5,595,793
Assets held for sale	344,275,619		356,735,869
Liabilities
Borrowings	104,340,259		121,399,748
Other non current liabilities	1,517,404		1,607,611
Contract liabilities	3,675,353		3,618,398
Liabilities directly associated with the assets held for sale	₺ 157,309,089		180,254,672
Lifecell LLC, Global LLC, and Ukrtower
Assets
Property, plant and equipment		₺ 7,640,376	8,370,924
Right-of-use assets		2,465,789	1,916,539
Intangible assets		3,908,724	4,764,218
Trade receivables		377,483	389,675
Deferred tax assets		1,094,417	1,899,846
Other non current asset			219,127
Financial assets at amortised cost			1,062,879
Cash and cash equivalents		4,058,620	5,800,335
Other assets		444,975
Other current assets			273,558
Assets held for sale		19,990,384	24,697,101
Liabilities
Borrowings		2,461,113	6,532,277
Employee benefit obligations			50,143
Current tax liabilities			6,064
Trade and other payables		1,141,715	1,287,061
Other non current liabilities			7,705
Deferred revenue			25,705
Contract liabilities			664,495
Provisions		370,759	562,371
Other liabilities		822,161
Liabilities directly associated with the assets held for sale		4,795,748	9,135,821
Net assets directly associated with disposal group		₺ 15,194,636	₺ 15,561,280